WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2019
WARRANTY LIABILITIES
WARRANTY LIABILITIES

NOTE 12 -   WARRANTY LIABILITIES

	June 30,
	2018	2019

Beginning balance	$7,632	$7,858
Deconsolidation of a subsidiary	—	(130)
Expense accrued	3,211	7,538
Expense incurred	(3,165)	(2,899)
Translation adjustment	180	(251)
	$7,858	$12,116
Less: Current portion of warranty liabilities	(5,622)	(8,039)
Long-term warranty liabilities	$2,236	$4,077